SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.2%

Communication Services – 4.5%
Entertainment - 1.7%
Chicken Soup for the Soul Entertainment Cl. A [1]	132,916	$265,832
Gaia Cl. A [1]	73,746	204,276
IMAX Corporation [1]	87,000	1,668,660
		2,138,768
Interactive Media & Services - 1.2%
QuinStreet [1]	98,700	1,566,369
Media - 1.6%
Magnite [1]	103,700	960,262
Thryv Holdings [1]	43,800	1,010,028
		1,970,290
Total		5,675,427

Consumer Discretionary – 12.6%
Automobile Components - 2.3%
Modine Manufacturing [1]	76,700	1,767,935
Stoneridge [1]	63,600	1,189,320
		2,957,255
Diversified Consumer Services - 0.1%
Lincoln Educational Services [1]	17,852	101,042
Hotels, Restaurants & Leisure - 1.7%
Century Casinos [1]	141,300	1,035,729
Lindblad Expeditions Holdings [1]	116,600	1,114,696
		2,150,425
Household Durables - 1.8%
Hovnanian Enterprises Cl. A [1]	16,400	1,112,576
Legacy Housing [1]	51,096	1,162,945
		2,275,521
Leisure Products - 1.6%
American Outdoor Brands [1]	90,245	888,011
MasterCraft Boat Holdings [1]	37,717	1,147,728
		2,035,739
Specialty Retail - 4.2%
Barnes & Noble Education [1]	187,300	284,696
Chico's FAS [1]	221,200	1,216,600
Citi Trends [1]	51,386	977,362
JOANN [1]	97,388	154,847
OneWater Marine Cl. A [1]	19,800	553,806
Shoe Carnival	48,300	1,238,895
Zumiez [1]	46,900	864,836
		5,291,042
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group [1]	178,900	572,480
Vera Bradley [1]	97,100	581,629
		1,154,109
Total		15,965,133

Energy – 2.8%
Energy Equipment & Services - 2.8%
Natural Gas Services Group [1]	120,766	1,245,097
Newpark Resources [1]	384,700	1,481,095
Profire Energy [1]	623,429	773,052
Total		3,499,244

Financials – 12.6%
Banks - 8.1%
BayCom Corporation	68,582	1,171,381
Customers Bancorp [1]	12,400	229,648
HarborOne Bancorp	114,491	1,396,790
HBT Financial	78,211	1,542,321
HomeTrust Bancshares	51,400	1,263,926
Investar Holding Corporation	83,410	1,164,404
Midway Investments [1,2]	1,751,577	0
Stellar Bancorp	42,845	1,054,415
Territorial Bancorp	50,308	971,447
Western New England Bancorp	179,962	1,477,488
		10,271,820
Capital Markets - 3.6%
B. Riley Financial	23,500	667,165
Canaccord Genuity Group	82	665
Silvercrest Asset Management Group Cl. A	72,484	1,317,759
Sprott	30,380	1,110,224
StoneX Group [1]	15,000	1,552,950
		4,648,763
Financial Services - 0.9%
Cass Information Systems	26,048	1,128,139
Total		16,048,722

Health Care – 6.5%
Biotechnology - 1.6%
ARS Pharmaceuticals [1]	53,400	347,634
CareDx [1]	40,300	368,342
Dynavax Technologies [1]	82,600	810,306
MeiraGTx Holdings [1]	99,200	512,864
		2,039,146
Health Care Equipment & Supplies - 4.0%
Apyx Medical [1,3]	203,500	586,080
Artivion [1]	82,189	1,076,676
AtriCure [1]	17,500	725,375
Cutera [1,3]	32,000	755,840
OrthoPediatrics Corp. [1]	22,100	978,809
Profound Medical [1]	101,300	939,171
		5,061,951
Life Sciences Tools & Services - 0.9%
Harvard Bioscience [1]	276,080	1,159,536
Total		8,260,633

Industrials – 25.7%
Aerospace & Defense - 1.9%
Astronics Corporation [1]	60,755	811,687
Cadre Holdings	46,005	990,948
CPI Aerostructures [1]	151,879	577,140
		2,379,775
Building Products - 1.0%
Quanex Building Products	61,700	1,328,401
Commercial Services & Supplies - 2.8%
Acme United	32,585	749,455
CECO Environmental [1]	18,600	260,214
Heritage-Crystal Clean [1]	35,434	1,261,805
VSE Corporation	29,900	1,342,510
		3,613,984
Construction & Engineering - 3.8%
Concrete Pumping Holdings [1]	131,900	896,920
Construction Partners Cl. A [1]	54,100	1,457,454
IES Holdings [1]	25,700	1,107,413
Northwest Pipe [1]	44,700	1,395,981
		4,857,768
Electrical Equipment - 0.7%
American Superconductor [1]	174,900	858,759
Machinery - 7.0%
Alimak Group [4]	85,400	608,539
CIRCOR International [1]	40,600	1,263,472
Commercial Vehicle Group [1]	112,645	822,308
Graham Corporation [1]	109,696	1,434,824
Luxfer Holdings	72,300	1,221,870
Porvair [4]	130,796	968,559
Shyft Group (The)	40,800	928,200
Wabash National	65,300	1,605,727
		8,853,499
Marine Transportation - 1.1%
Clarkson [4]	36,500	1,393,821
Professional Services - 4.9%
CRA International	13,196	1,422,793
Forrester Research [1]	33,300	1,077,255
Kforce	17,400	1,100,376
NV5 Global [1]	10,700	1,112,479
Resources Connection	88,954	1,517,555
		6,230,458
Trading Companies & Distributors - 2.5%
Distribution Solutions Group [1]	30,887	1,404,123
Transcat [1]	19,645	1,756,066
		3,160,189
Total		32,676,654

Information Technology – 27.9%
Communications Equipment - 5.0%
Applied Optoelectronics [1]	216,100	477,581
Casa Systems [1]	111,898	142,111
Clearfield [1]	14,000	652,120
Comtech Telecommunications	61,663	769,554
Digi International [1]	33,959	1,143,739
DZS [1]	90,500	714,045
EMCORE Corporation [1]	241,100	277,265
Genasys [1]	215,039	634,365
Harmonic [1]	102,300	1,492,557
		6,303,337
Electronic Equipment, Instruments & Components - 6.3%
Arlo Technologies [1]	130,400	790,224
FARO Technologies [1]	37,400	920,414
LightPath Technologies Cl. A [1]	383,700	541,017
Luna Innovations [1]	180,682	1,299,104
nLIGHT [1]	97,700	994,586
PAR Technology [1]	28,500	967,860
PowerFleet [1]	157,594	540,547
VIA optronics ADR [1]	115,360	311,472
Vishay Precision Group [1]	39,600	1,653,696
		8,018,920
IT Services - 0.8%
Computer Task Group [1]	145,841	1,057,347
Semiconductors & Semiconductor Equipment - 12.6%
Aehr Test Systems [1]	45,800	1,420,716
Amtech Systems [1]	83,889	800,301
Axcelis Technologies [1]	14,000	1,865,500
AXT [1]	216,200	860,476
Camtek [1]	42,552	1,206,349
Cohu [1]	39,400	1,512,566
Ichor Holdings [1]	37,200	1,217,928
Nova [1,3]	11,300	1,180,511
NVE Corporation	18,100	1,502,119
PDF Solutions [1]	42,400	1,797,760
Photronics [1]	93,100	1,543,598
Ultra Clean Holdings [1]	35,400	1,173,864
		16,081,688
Software - 1.3%
Agilysys [1]	20,100	1,658,451
Technology Hardware, Storage & Peripherals - 1.9%
AstroNova [1]	91,662	1,291,518
Intevac [1]	152,836	1,120,288
		2,411,806
Total		35,531,549

Materials – 5.0%
Chemicals - 0.4%
Aspen Aerogels [1]	75,017	558,877
Metals & Mining - 4.6%
Altius Minerals	49,700	845,433
Ferroglobe [1]	134,400	663,936
Haynes International	29,070	1,456,116
Major Drilling Group International [1]	203,200	1,598,236
Universal Stainless & Alloy Products [1]	138,147	1,291,675
		5,855,396
Total		6,414,273

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
FRP Holdings [1]	13,040	754,755
Total		754,755

TOTAL COMMON STOCKS
(Cost $101,384,129)		124,826,390

REPURCHASE AGREEMENT – 1.8%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $2,269,357 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $2,314,538)
(Cost $2,269,085)		2,269,085

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield- 4.65%)
(Cost $22,077)	22,077	22,077

TOTAL INVESTMENTS – 100.0%
(Cost $103,675,291)	127,117,552

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.0%	41,816

NET ASSETS – 100.0%	$127,159,368

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.4%

Communication Services – 3.9%
Entertainment - 1.2%
SciPlay Corporation Cl. A [1]	216,901	$3,678,641
Media - 2.7%
Entravision Communications Cl. A	476,841	2,884,888
Saga Communications Cl. A	130,643	2,904,194
TEGNA	137,600	2,326,816
		8,115,898
Total		11,794,539

Consumer Discretionary – 18.6%
Diversified Consumer Services - 1.2%
Lincoln Educational Services [1]	617,936	3,497,518
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands	183,600	4,709,340
Household Durables - 2.4%
M/I Homes [1]	45,424	2,865,800
PulteGroup	71,850	4,187,418
		7,053,218
Leisure Products - 1.1%
Malibu Boats Cl. A [1]	32,518	1,835,641
MasterCraft Boat Holdings [1]	47,634	1,449,503
		3,285,144
Specialty Retail - 5.1%
Buckle (The)	2,400	85,656
Chico's FAS [1]	443,100	2,437,050
Container Store Group (The) [1]	232,658	798,017
Destination XL Group [1]	297,800	1,640,878
Haverty Furniture	70,600	2,252,846
Lazydays Holdings [1,3]	124,957	1,458,248
OneWater Marine Cl. A [1]	67,733	1,894,492
Shoe Carnival	161,425	4,140,551
Williams-Sonoma	5,000	608,300
		15,316,038
Textiles, Apparel & Luxury Goods - 7.2%
Carter's	44,166	3,176,419
Kontoor Brands	88,800	4,297,032
Movado Group	123,127	3,542,364
Skechers U.S.A. Cl. A [1]	71,800	3,411,936
Steven Madden	111,918	4,029,048
Tapestry	74,800	3,224,628
		21,681,427
Total		55,542,685

Consumer Staples – 2.6%
Consumer Staples Distribution & Retail - 2.6%
Ingles Markets Cl. A	42,511	3,770,726
Village Super Market Cl. A	169,449	3,876,993
Total		7,647,719

Energy – 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Chord Energy	31,773	4,276,646
Civitas Resources	66,200	4,524,108
Dorchester Minerals L.P.	145,405	4,404,317
Matador Resources	68,200	3,249,730
Riley Exploration Permian	116,700	4,441,602
SilverBow Resources [1,3]	142,496	3,256,034
Total		24,152,437

Financials – 14.7%
Banks - 9.5%
Citizens Community Bancorp	187,580	1,990,224
CNB Financial	170,067	3,265,286
Financial Institutions	58,743	1,132,565
First United	17,602	296,770
Landmark Bancorp	38,222	789,666
Mid Penn Bancorp	114,647	2,936,110
National Bankshares	43,007	1,353,000
Princeton Bancorp	77,561	2,460,235
Riverview Bancorp	292,253	1,560,631
Timberland Bancorp	141,186	3,814,846
TrustCo Bank Corp NY	97,777	3,122,997
Unity Bancorp	150,836	3,440,569
Western New England Bancorp	259,893	2,133,722
		28,296,621
Capital Markets - 2.5%
Evercore Cl. A	43,500	5,019,030
Houlihan Lokey Cl. A	13,842	1,211,037
Moelis & Company Cl. A	34,901	1,341,594
		7,571,661
Financial Services - 1.1%
International Money Express [1]	124,474	3,208,940
Insurance - 1.6%
Tiptree	334,172	4,868,886
Total		43,946,108

Health Care – 6.6%
Biotechnology - 2.2%
Catalyst Pharmaceuticals [1]	181,001	3,000,996
Ironwood Pharmaceuticals Cl. A [1]	349,611	3,677,908
		6,678,904
Health Care Providers & Services - 2.9%
Cross Country Healthcare [1]	155,875	3,479,130
Ensign Group (The)	16,064	1,534,755
Molina Healthcare [1]	13,800	3,691,362
		8,705,247
Pharmaceuticals - 1.5%
Amphastar Pharmaceuticals [1]	14,159	530,963
SIGA Technologies	660,099	3,795,569
		4,326,532
Total		19,710,683

Industrials – 19.5%
Air Freight & Logistics - 1.3%
Hub Group Cl. A [1]	47,672	4,001,588
Building Products - 3.0%
Insteel Industries	94,304	2,623,537
Quanex Building Products	155,823	3,354,869
UFP Industries	39,300	3,123,171
		9,101,577
Construction & Engineering - 2.9%
Northwest Pipe [1]	103,925	3,245,578
Sterling Infrastructure [1]	146,047	5,532,260
		8,777,838
Electrical Equipment - 1.8%
Preformed Line Products	41,225	5,278,449
Ground Transportation - 4.8%
ArcBest Corporation	48,549	4,486,899
Schneider National Cl. B	184,300	4,930,025
Universal Logistics Holdings	57,600	1,679,040
Werner Enterprises	68,550	3,118,339
		14,214,303
Professional Services - 5.1%
Barrett Business Services	43,448	3,851,231
IBEX [1]	107,942	2,633,785
Kforce	17,914	1,132,881
Korn Ferry	47,935	2,480,157
Mastech Digital [1]	74,302	915,772
Resources Connection	239,567	4,087,013
		15,100,839
Trading Companies & Distributors - 0.6%
Veritiv	12,200	1,648,708
Total		58,123,302

Information Technology – 22.4%
Communications Equipment - 1.1%
Aviat Networks [1]	93,514	3,222,492
Electronic Equipment, Instruments & Components - 14.4%
ePlus [1]	82,088	4,025,595
Flex [1]	243,000	5,591,430
Insight Enterprises [1]	39,565	5,656,212
Jabil	67,600	5,959,616
Kimball Electronics [1]	208,716	5,030,056
PC Connection	74,126	3,332,705
Sanmina Corporation [1]	81,843	4,991,605
TD SYNNEX	37,042	3,585,295
Vishay Intertechnology	219,461	4,964,208
		43,136,722
IT Services - 0.9%
Computer Task Group [1]	363,236	2,633,461
Semiconductors & Semiconductor Equipment - 4.7%
Alpha and Omega Semiconductor [1]	122,246	3,294,530
Amkor Technology	160,484	4,175,794
Cohu [1]	78,360	3,008,240
Kulicke & Soffa Industries	27,713	1,460,198
Ultra Clean Holdings [1]	65,138	2,159,976
		14,098,738
Software - 1.3%
Adeia	423,710	3,754,071
Total		66,845,484

Real Estate – 1.0%
Real Estate Management & Development - 1.0%
RMR Group (The) Cl. A	112,922	2,963,073
Total		2,963,073

TOTAL COMMON STOCKS
(Cost $254,902,698)		290,726,030

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $11,850,396 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $12,086,016)
(Cost $11,848,974)		11,848,974

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield- 4.65%)
(Cost $133,200)	133,200	133,200

TOTAL INVESTMENTS – 101.4%
(Cost $266,884,872)		302,708,204

LIABILITIES LESS CASH AND OTHER ASSETS – (1.4)%		(4,164,454)

NET ASSETS – 100.0%		$298,543,750

ADR - American Depository Receipt
[1]	Non-income producing.

[2]	A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund's Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[3]	All or a portion of these securities were on loan as of March 31, 2023.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

As of March 31, 2023, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$103,757,503	$23,360,049	$38,501,349	$15,141,300
Small-Cap Portfolio	267,983,165	34,725,039	50,108,475	15,383,436

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (the “Fund” or “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2023. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$121,855,471	$2,970,919	$0	$124,826,390
Repurchase Agreement	–	2,269,085	–	2,269,085
Money Market Fund/Collateral Received for Securities Loaned	22,077	–	–	22,077
Small-Cap Portfolio
Common Stocks	290,726,030	–	–	290,726,030
Repurchase Agreement	–	11,848,974	–	11,848,974
Money Market Fund/Collateral Received for Securities Loaned	133,200	–	–	133,200

Level 3 Reconciliation:

Unrealized Gain (Loss)
	Balance as of 12/31/22	Sales	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 3/31/23
Micro-Cap Portfolio
Common Stocks	$ 0	$ –	$ –	$ 0	$ –	$ 0

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2023, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of March 31, 2023:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$22,077	$ (21,194)	$ 883
Small-Cap Portfolio	133,200	(129,537)	3,663

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2023:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$1,251,583	$(1,225,922)	$25,661
Small-Cap Portfolio	388,669	(377,311)	11,358

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).